TRAFIGURA TRANSACTION	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
TRAFIGURA TRANSACTION

5.	TRAFIGURA TRANSACTION

In August 2019, the Company entered into a sale and purchase agreement with Trafigura to acquire 10 Suezmax tankers built in 2019 through the acquisition of a special purpose vehicle which will hold the vessels, or the Acquisition.

The Acquisition consideration per the SPA consists of (i) 16,035,856 ordinary shares of Frontline at an agreed price of $8.00 per share issuable upon signing; and (ii) a cash amount of between $551.7 million and $538.2 million, payable upon the closing of the Acquisition, which took place on March 16, 2020. Frontline has agreed to time charter-in all the 10 vessels from Trafigura until closing of the Acquisition at a daily rate of approximately $23,000. In addition, Frontline agreed to charter-out five of the vessels to Trafigura for a period of three years at a daily base rate of $28,400 plus 50% profit share. As part of the Acquisition, Frontline had options to acquire an additional four Suezmax tankers built in 2019 through the acquisition of a second special purpose vehicle. Frontline elected not to exercise the options in September 2019.

Upon commencement of the charters for the five vessels which the Company does not charter back to Trafigura, the Company has concluded that the charter-in constitutes a finance lease, due to the obligation to purchase the underlying asset, and has recognized a right-of-use asset and finance lease obligation. The lease obligation for these vessels on signing of the agreement includes the scheduled charter payments and the cash amount to be paid on closing of between $275.9 million and $269.2 million, discounted using the rate implicit in the lease. On issuance of the shares on August 23, 2019, the Company initially recorded a prepayment of $63.5 million, based on the grant date fair value of the shares of $7.92 per share, which has subsequently been adjusted to the right-of-use asset on commencement of the leases. The SPA was executed on August 23, 2019 which was treated as the grant date as this is the date on which a mutual understanding of the key terms and conditions of the share issuance was reached. The share consideration held in escrow (see Note 8.) has not been accounted for as contingent consideration as it is subject only to general representations and warranties, and such representations and warranties were valid at the date of the transfer of the share consideration. Furthermore, legal title to the shares has transferred to Trafigura. The Company has recognized a right-of-use asset of $336.0 million and a finance lease obligation of $272.0 million in respect of these vessels as of December 31, 2019. Depreciation of $3.8 million and finance lease interest expense of $3.8 million has been recognized in the year ended December 31, 2019 in relation to these vessels. The weighted average discount rate for these finance leases is 4.36%.

For the five vessels chartered back to Trafigura, the Company has determined that the charter-in of the vessels has not commenced as of December 31, 2019, as control of the right-of-use asset does not transfer to Frontline until closing of the Acquisition as a result of the lease back to Trafigura. The Company has allocated 8,017,928 of the shares issued to the purchase consideration for these vessels, which has been recognized as prepaid acquisition cost. The grant date fair value of these shares was $63.5 million, based on a share price of $7.92, consistent with the treatment of the share consideration for the finance leases described above. In addition, the Company has a commitment to pay a cash amount ranging from $275.8 million to $269.0 million on closing of the Acquisition. The net difference between the cash amounts payable and receivable on the charter-in and charter-out of these vessels has been treated as a reduction of the transaction price for all of the vessels. Accordingly, $9.9 million of receipts, net of payments, including accrued profit share due, has not been recognized in net income and has been treated as a reduction of the Acquisition cost of the vessels. Of this, $8.2 million has been offset against prepaid consideration and $1.7 million has been recorded under the finance lease obligations.